Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	SHUTTLE PHARMACEUTICALS HOLDINGS, INC.
Entity Central Index Key	0001757499
Entity Primary SIC Number	2834
Entity Tax Identification Number	82-5089826
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	401 Professional Drive
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20879
City Area Code	(240)
Local Phone Number	430-4212
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	401 Professional Drive
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20879
City Area Code	(240)
Local Phone Number	430-4212
Contact Personnel Name	Anatoly Dritschilo, M.D.